Northern Lights Fund Trust

Power Income Fund

Incorporated herein by reference is the definitive version of the supplement for the Power Income Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on November 25, 2014, (SEC Accession No. 0000910472-14-005351).